SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value at grant date	$ 3.86	$ 4.49
Weighted average share price at grant date	43.67	43.13
Weighted average exercise price	$ 43.86	$ 43.28
Weighted average expected volatility (percent)	20.26%	23.50%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.24	$ 2.04
Expected forfeitures (percent)	6.70%	6.10%
Risk-free interest rate (based on government bonds)(percent)	2.10%	1.20%